Summary of Significant Accounting Policies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Summary of Significant Accounting Policies
Operating lease right-of-use assets	$ 292,070	$ 176,718
Lease liabilities	293,447
Operating lease costs	271,257	307,026
Costs for short-term leases	33,770	22,338
Cash payments against operating lease liabilities	$ 289,201	$ 351,581
Weighted-average remaining lease term	2 years 4 months 24 days
Weighted-average discount rate (as a percent)	4.75%
ASU2016-02
Summary of Significant Accounting Policies
Lease liabilities			$ 2,470,968
ASU2016-02 | Adjustment
Summary of Significant Accounting Policies
Operating lease right-of-use assets			$ 2,563,151